Exhibit 99.1

Volkswagen Auto Lease Trust 2011-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 06-29-13	PAGE 1

A.	DATES				Begin	End	# days
1	Determination Date					7/18/2013

2	Payment Date					7/22/2013

3	Collection Period				6/2/2013	6/29/2013	28

4	Monthly Interest Period- Actual				6/20/2013	7/21/2013	32
5	Monthly Interest- Scheduled						30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	213,000,000.00	—	—	—	—	—
7	Class A-2 Notes	360,000,000.00	—	—	—	—	—
8	Class A-3 Notes	335,000,000.00	227,825,469.30	—	36,169,597.95	191,655,871.35	0.5721071
9	Class A-4 Notes	92,000,000.00	92,000,000.00	—	—	92,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$319,825,469.30	$—	$36,169,597.95	$283,655,871.35

11	Overcollateralization	190,486,760.36	214,287,616.86			214,287,616.86

12	Total Securitization Value	$1,190,486,760.36	$534,113,086.16			$497,943,488.21

13	NPV Lease Payments Receivable	512,808,838.38	116,702,158.17			104,047,844.18
14	NPV Base Residual	677,677,921.98	417,410,927.99			393,895,644.03

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.46125%	N/A	—	—	—	—
16	Class A-2 Notes	1.00000%	N/A	—	—	—	—
17	Class A-3 Notes	1.20000%	N/A	227,825.47	0.6800760	36,397,423.42	108.6490251
18	Class A-4 Notes	1.39000%	N/A	106,566.67	1.1583333	106,566.67	1.1583333

	Equals: Total Securities			334,392.14		36,503,990.09

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Lease Payments Received						10,545,200.75
20	Pull Ahead Waived Payments						—
21	Sales Proceeds - Early Terminations						17,616,330.35
22	Sales Proceeds via Customer - Scheduled Terminations						1,594,916.46
23	Sales Proceeds via Auction - Scheduled Terminations						1,539,074.75
24	Sales Proceeds via Dealer - Scheduled Terminations						9,669,977.98
25	Security Deposits for Terminated Accounts						18,851.00
26	Excess Wear and Tear Received						87,968.19
27	Excess Mileage Charges Received						100,263.65
28	Other Recoveries Received						38,701.95

29	Subtotal: Total Collections						41,211,285.08

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						2,369.77

33	Total Available Funds, prior to Servicer Advances						41,213,654.85

34	Servicer Advance						—

35	Total Available Funds						41,213,654.85

36	Reserve Account Draw						—

37	Available for Distribution						41,213,654.85

D.	DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 80)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						445,094.24
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						334,392.14
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					40,429,168.48
51	Regular Principal Distribution Amount					36,169,597.95
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						36,169,597.95
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						4,259,570.53

Volkswagen Auto Lease Trust 2011-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 06-29-13	PAGE 2

E.	CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		319,825,469.30
57	Less: Aggregate Securitization Value (End of Collection Period)		(497,943,488.21)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		319,825,469.30
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(283,655,871.35)

63	Regular Principal Distribution Amount		36,169,597.95

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		497,943,488.21
66	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)		(214,287,616.86)

67	Targeted Note Balance		283,655,871.35

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		41,213,654.85
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		445,094.24
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		334,392.14
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		40,429,168.48
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		40,429,168.48

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		5,952,433.80
87	Initial Reserve Account Balance		5,952,433.80
88	Beginning Reserve Account Balance		5,952,433.80
89	Plus: Net Investment Income for the Collection Period		238.66

90	Subtotal: Reserve Fund Available for Distribution		5,952,672.46
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		5,952,672.46
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		238.66

95	Equals: Ending Reserve Account Balance		5,952,433.80

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

97	Current Period Net Residual Losses:	Units	Amounts
98	Aggregate Securitization Value for Scheduled Terminated Units - Customer	101	1,529,061.31
99	Aggregate Securitization Value for Scheduled Terminated Units - Auctions	118	1,683,862.28
100	Aggregate Securitization Value for Scheduled Terminated Units - Dealer	594	9,066,327.62
101	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Customer		(1,594,916.46)
102	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Auctions		(1,539,823.75)
103	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Dealer		(9,683,554.98)
104	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(25,607.24)
105	Less: Excess Wear and Tear Received		(87,968.19)
106	Less: Excess Mileage Received		(100,263.65)

107	Current Period Net Residual Losses/(Gains)	813	(752,883.06)

108	Cumulative Net Residual Losses:
109	Beginning Cumulative Net Residual Losses	6,844	(7,363,500.65)
110	Current Period Net Residual Losses (Item 101)	813	(752,883.06)

111	Ending Cumulative Net Residual Losses	7,657	(8,116,383.71)

112	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.68%

Volkswagen Auto Lease Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 06-29-13	PAGE 3

G.	POOL STATISTICS
113	Collateral Pool Balance Data	Initial	Current
114	Aggregate Securitization Value	1,190,486,760	497,943,488
115	Aggregate Base Residual Value	797,991,518	419,635,105
116	Number of Current Contracts	50,109	25,751
117	Weighted Average Lease Rate	3.10%	3.04%
118	Average Remaining Term	27.5	9.5
119	Average Original Term	39.1	38.2
120	Proportion of Base Prepayment Assumption Realized		139.53%
121	Actual Monthly Prepayment Speed		1.58%
122	Turn-in Ratio on Scheduled Terminations		87.58%

		Sales Proceeds	Units	Book Amount	Securitization Value
123	Pool Balance - Beginning of Period		27,485	570,519,250	534,113,086
124	Depreciation/Payments			(9,353,187)	(7,184,696)
125	Gross Credit Losses		(11)	(203,305)	(213,547)
126	Early Terminations - Regular		(910)	(17,393,837)	(16,492,103)
127	Early Terminations - Lease Pull Aheads		—	—	—
129	Scheduled Terminations - Purchased by Customer	1,594,916	(101)	(1,590,748)	(1,529,061)
128	Scheduled Terminations - Sold at Auction	1,539,824	(118)	(1,747,643)	(1,683,862)
130	Scheduled Terminations - Purchased by Dealer	9,683,555	(594)	(9,365,579)	(9,066,328)

131	Pool Balance - End of Period		25,751	530,864,950	497,943,488

132	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
133	Current		25,465	492,647,169	98.94%
134	31 - 90 Days Delinquent		254	4,670,690	0.94%
135	91+ Days Delinquent		32	625,629	0.13%

136	Total		25,751	497,943,488	100.00%

137	Credit Losses:			Units	Amounts
138	Aggregate Securitization Value on charged-off units			11	213,547
139	Aggregate Liquidation Proceeds on charged-off units				(123,886)
140	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
141	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
142	Recoveries on charged-off units				(2,917)

143	Current Period Aggregate Net Credit Losses/(Gains)			11	86,744

144	Cumulative Net Credit Losses:
145	Beginning Cumulative Net Credit Losses			415	2,739,968
146	Current Period Net Credit Losses (Item 136)			11	86,744

147	Ending Cumulative Net Credit Losses			426	2,826,713

148	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.24%

149	Aging of Scheduled Maturies Not Sold				Units
150	0 - 60 Days since Contract Maturity				390
151	61 - 120 Days since Contract Maturity				15
152	121+ Days since Contract Maturity				10

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 06-29-13	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
8/20/2013	14,576,139
9/20/2013	20,712,661
10/20/2013	26,020,236
11/20/2013	26,206,703
12/20/2013	29,358,394
1/20/2014	29,199,933
2/20/2014	33,939,503
3/20/2014	29,378,652
4/20/2014	28,930,657
5/20/2014	26,887,631
6/20/2014	27,487,928
7/20/2014	28,443,556
8/20/2014	27,218,470
9/20/2014	15,413,414
10/20/2014	18,375,958
11/20/2014	17,705,503
12/20/2014	21,725,278
1/20/2015	23,593,215
2/20/2015	7,469,376
3/20/2015	6,646,126
4/20/2015	7,076,248
5/20/2015	4,053,406
6/20/2015	4,988,116
7/20/2015	5,030,504
8/20/2015	4,989,011
9/20/2015	5,801,392
10/20/2015	5,306,664
11/20/2015	1,376,844
12/20/2015	15,894
1/20/2016	14,822
2/20/2016	516
3/20/2016	519
4/20/2016	220
5/20/2016	—
6/20/2016	—
7/20/2016	—
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—
4/20/2017	—
5/20/2017	—
6/20/2017	—
7/20/2017	—
8/20/2017	—
9/20/2017	—
10/20/2017	—
11/20/2017	—
12/20/2017	—
1/20/2018	—
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—

Total:	497,943,488

(1) This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a) each collection period is a calendar month rather than a fiscal month,
(b) timely receipt of all monthly rental payments and sales proceeds,
(c) no credit or residual losses and
(d) no prepayments (including defaults, purchase option excercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month